Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
Transactions With Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties

  Diana Shipping Services S.A. (“DSS” ): DSS, a wholly owned subsidiary of Diana Shipping Inc., one of the Company's major shareholders, was acting as the Company's Manager up to March 1, 2013 and provided (i) administrative services under an Administrative Services Agreement, for a monthly fee of $10; (ii) brokerage services pursuant to a Broker Services Agreement that DSS has entered into with Diana Enterprises Inc., a related party controlled by the Company's Chief Executive Officer and Chairman Mr. Symeon Palios, for annual fees of $1,040 until the completion of the public offering on June 15, 2011 and $1,300 thereafter; (iii) commercial and technical services pursuant to Vessel Management Agreements, signed between each shipowning company and DSS, under which the Company paid a commission of 1% of the gross charterhire or freight earned by each vessel and a technical management fee of $15 per vessel per month for employed vessels and $20 per vessel per month for laid-up vessels. On March 1, 2013, and in relation with the appointment of UOT to act as Manager (Note 1), the agreements with DSS were terminated.

For 2013, 2012 and 2011, DSS charged the Company the following amounts for (i) management fees and commissions under the Vessel Management Agreements, (ii) administrative fees under the Administrative Services Agreement and (iii) brokerage fees attributable to Diana Enterprises Inc. under the Broker Services Agreement between DSS and Diana Enterprises Inc.:

	2013	2012	2011
Management fees, including capitalized fees	$305	$1,641	$758
Commissions	127	687	270
Administrative fees	20	120	120
Brokerage fees	217	1,300	1,182

Management fees for 2013, are separately presented in Management fees in the accompanying consolidated statements of operations. For 2012 and 2011, part of the management fees, amounting to $1,551 and $650 respectively, is presented in Management fees in the accompanying consolidated statements of operations, whereas the amount of $90 and $108 respectively, representing the management fees capitalized, is included in Vessels in the accompanying consolidated balance sheets. In addition, commissions are included in Voyage expenses, whereas administrative and brokerage fees are included in General and administrative expenses in the accompanying consolidated statements of operations.

As at December 31, 2013 there was no amount due from or due to DSS. As at December 31, 2012, an amount of $612 was due to DSS and is included in Due to related parties, current in the accompanying consolidated balance sheets.

  Diana Enterprises Inc. (“Diana Enterprises”): Following the termination agreement for brokerage services that were provided to the Company through DSS on March 1, 2013 (see (a) above), Diana Enterprises has entered on the same date into an agreement with UOT to provide brokerage services for a fixed monthly fee of $121. The agreement has a term of thirteen months and the fees are payable quarterly in advance, effective April 1, 2013.

  For 2013, 2012 and 2011, total brokerage fees, including those charged by DSS until February 28, 2013 (see (a) above), amounted to $1,425, $1,300 and $1,182, respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. As at December 31, 2013 and December 31, 2012, an amount of $16 and $0, respectively, was due to Diana Enterprises and is included in Due to related parties, current in the accompanying consolidated balance sheets.

  Altair Travel Agency S.A (“Altair”): Effective March 1, 2013 the Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses payable to Altair for 2013, 2012 and 2011, were $971, $0 and $0, respectively and are included in Vessels and other vessels' costs, in Operating expenses, in General and administrative expenses and in Loss on vessel's sale in the accompanying consolidated financial statements. As at December 31, 2013 and December 31, 2012, an amount of $68 and $0, respectively, was payable to Altair and is included in Due to related parties, current in the accompanying consolidated balance sheets.

  Diana Shipping Inc. (“DSI”): On May 20, 2013, the Company, through its subsidiary Eluk, entered into an unsecured loan agreement of up to $50,000 with Diana Shipping Inc., one of the Company's major shareholders, to be used to fund vessel acquisitions and for general corporate purposes. The loan is guaranteed by the Company and bears interest at a rate of Libor plus a margin of 5.0% per annum and a fee of 1.25% per annum (“back-end fee”) on any amounts repaid upon any repayment or voluntary prepayments dates. In August 2013, the full amount was drawn down under the loan agreement, and is included in Related party financing, non-current, in the accompanying consolidated balance sheets. The loan matures in August 2017. During 2013, 2012 and 2011, interest expense incurred under the loan agreement with DSI amounted to $962, $0 and $0, respectively, and is included in Interest and finance costs (Note 11) in the accompanying consolidated statements of operations. Accrued interest as of December 31, 2013 and December 31, 2012, amounted to $86 and $0, respectively, and is included in Due to related parties, current. Accrued back-end fee expense incurred during 2013, 2012 and 2011 amounted to $233, $0 and $0, respectively, and is included in Interest and finance costs (Note 11) in the accompanying consolidated statements of operations and in Related party financing, non-current, in the accompanying consolidated balance sheets. The weighted average interest rate of the loan during 2013 was 5.17%.